SCHEDULE OF INTANGIBLE ASSETS USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2022
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Description of intangible assets with indefinite useful life supporting assessment of indefinite useful life	5 years
Brand [Member]
IfrsStatementLineItems [Line Items]
Description of intangible assets with indefinite useful life supporting assessment of indefinite useful life	5 years
Software [member]
IfrsStatementLineItems [Line Items]
Description of intangible assets with indefinite useful life supporting assessment of indefinite useful life	5 years